Convertible Debts Related Party (Details) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Convertible Debts Related Party Details
Convertible debts - related party outstanding, net of debt discount of $12,835, on March 31, 2011				$ 21,615
Add: Amortization of debt discount			12,835
Less: convertible debt transferred from related party to third party - See Note 5			(14,000)
Convertible debts - related party outstanding, net of debt discount of $0, on March 31, 2012			20,450
Less: reclassification to third party convertible debt		(18,900)
Convertible debts outstanding, net of debt discount of $0 on March 31, 2013	$ 1,550	$ 1,550	$ 20,450